Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

The Company has engaged in certain transactions with entities which are considered related parties. Payments for goods and services to these related parties totaled $0, $128,000 and $0 in 2013, 2012 and 2011, respectively. Management believes disbursements made to related parties were substantially equivalent to those that would have been paid to unaffiliated companies for similar goods and services.